INITIAL PUBLIC OFFERING	5 Months Ended	9 Months Ended
	Mar. 08, 2021	Sep. 30, 2021
Text Block [Abstract]
INITIAL PUBLIC OFFERING
Note 3—Initial Public Offering
Pursuant to the Initial Public Offering, the Company sold 22,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-fourth
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering (and the partial exercise of the underwriter’s overallotment option), the Company sold 24,300,287 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-fourth
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).
In connection with the IPO, the Company granted the underwriters a
45-day
option to purchase up to 3,300,000 additional Units to cover over-allotments, if any, and on March 10, 2021, the underwriters partially exercised this over-allotment option (see Note 6).